[Sketch of L. Roy Papp appears here]


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                                 A No-Load Fund






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999









                                                   Managed by:
                                                   L. Roy Papp & Associates
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.




Dear Fellow Shareholder:

As of June 30, our Fund was up less than one percent for the year. Since inception on December 15, 1998 we were up 8.7%. The Russell 2000 index was up more than our Fund largely because until June 30 it contained some 26 Internet stocks, many of which had risen so dramatically in price because of their huge popularity that they no longer fit the small stock criteria. Before June 30, these Internet stocks represented about 7.4% of the Russell Index; after June 30 that number dropped to 2.3%.

We started this Fund because we believe that a well diversified group of small and mid-capitalization companies is appropriate for a portion of many investors common stock holdings and because a commingled fund comprised of a significant number of individual companies would diversify the risk of owning a few individual companies.

We also determined to buy good quality companies that have a successful history, have been able to increase their earnings year after year on a reasonably consistent basis, have no or little debt, whose product appears superior to the competition, and whose management appears to represent the interests of its stockholders. In short, we will purchase real companies with a promising future, not "story" stocks.

As most of you know, we are very patient investors, it being our belief that well selected companies with a long-term pattern of consistent earnings growth will eventually be recognized in the marketplace. We are well aware of the fact that for the past several years the market has largely ignored the smaller companies in favor of very large capitalization stocks, but if history is any guide small stocks too will have their day in the sun.

Thank you for your vote of confidence.

                                                        Warmest regards,

                                                        /s/ L. Roy Papp
                                                        L. Roy Papp, Chairman
                                                        August 1, 1999


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30,1999
                                  (UNAUDITED)
                                                                                          Number                    Market
                                  Common Stocks                                          of Shares                    Value
--------------------------------------------------------------------------------       -------------          -------------------
FINANCIAL SERVICES (20.8%)
  BISYS Group *
    (Provider of administration and information services
    to the financial services industry)                                                     3,000                    $   175,500
  Federated Investors
     (Major U.S. investment management company)                                             7,900                        141,706
  Investors Financial Services Corp.
     (Provides asset administration services to the financial
    services industry)                                                                      3,000                        120,000
  T. Rowe Price Associates, Inc.
     (No-load mutual fund company)                                                          5,000                        191,875
  U.S. Trust Corporation
     (Provider of investment and fiduciary management services)                             1,400                        129,500
                                                                                                               -----------------
                                                                                                                         758,581
                                                                                                               -----------------
 INDUSTRIAL SERVICES (14.2%)
  Cambridge Technology Partners, Inc. *
     (International professional services business)                                         6,200                        108,887
  Expeditors International of Washington, Inc.
     (International air freight forwarding)                                                 2,400                         65,400
  Forrester Research*
     (Leading provider of strategic technology research)                                    2,500                         62,500
  G & K Services, Inc. Class A
     (Uniform rental service)                                                               2,800                        146,650
  Young & Rubicam Inc. *
    (Worldwide advertising agency)                                                          3,000                        136,312
                                                                                                               -----------------
                                                                                                                         519,749
                                                                                                               -----------------
MEDICAL PRODUCTS (11.0%)
  Biomet, Inc.
     (Developer and manufacturer of surgical and medical devices)                           3,600                        143,100
  Del Global Technologies
    (Designs, manufactures and markets medical imaging systems)                            14,000                        136,500
  Stryker Corp.
    (Developer and manufacturer of surgical and medical devices)                            2,000                        120,250
                                                                                                               -----------------
                                                                                                                         399,850
                                                                                                               -----------------
HEALTH CARE SERVICES (10.2%)
  Covance, Inc. *
     (Leading contract research organization to the drug industry)                          5,000                        119,687
  Patterson Dental Company *
     (Leading distributor of dental supplies in the U.S. and Canada)                        2,500                         86,875
  Techne Corp. *
     (Leading producer of raw materials for the biotechnology industry)                     6,500                        164,938
                                                                                                               -----------------
                                                                                                                         371,500
                                                                                                               -----------------

*Non-income producing security.

The accompanying notes are an integral part of this financial statement.


                                       3

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
                                                                                          Number                    Market
                           Common Stocks (continued)                                    of Shares                    Value
--------------------------------------------------------------------------------       -------------          -------------------
ELECTRICAL EQUIPMENT (10.2%)
  American Power Conversion Corporation *
    (Leading producer of uninterruptible power supply products)                            10,000                  $     201,250
  Molex, Inc.
    (Supplier of interconnection products)                                                  5,400                        170,100
                                                                                                               -----------------
                                                                                                                         371,350
                                                                                                               -----------------
SPECIALTY RETAILING (8.9%)
  Dollar General Corporation
    (Operates self-service discount stores)                                                 6,625                        192,125
  Office Depot *
    (Leading retailer and direct marketer of office supplies)                               6,000                        132,375
                                                                                                               -----------------
                                                                                                                         324,500
                                                                                                               -----------------
SOFTWARE (7.4%)
  BMC Software, Inc. *
    (Develops data and application management software)                                     2,500                        135,000
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                                      3,900                        134,550
                                                                                                               -----------------
                                                                                                                         269,550
                                                                                                               -----------------
CONSUMER SERVICES (4.8%)
  Steiner Leisure Ltd. *
    (Provider of spa services, beauty salons, and health club on cruise ships)              5,800                        175,813
                                                                                                               -----------------

PERSONAL CARE/COSMETICS (3.8%)
  Helen of Troy Ltd. *
    (Designs, develops, and markets personal care accessories)                              7,700                        138,119
                                                                                                               -----------------

TELECOMMUNICATIONS (3.6%)
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                                           2,000                        130,250
                                                                                                               -----------------

COMPUTER EQUIPMENT (2.8%)
  National Instruments Corp. *
    (Supplier of computer based instrumentation products)                                   2,500                        100,938
                                                                                                               -----------------

BROADCASTING (2.2%)
  Metro Networks, Inc. *
    (Provides traffic, news, and weather to TV and radio outlets)                           1,500                         80,063
                                                                                                               -----------------

TOTAL COMMON STOCKS - 99.7%                                                                                            3,640,263
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                            11,156
                                                                                                               -----------------
NET ASSETS - 100%                                                                                               $      3,651,419
                                                                                                               =================

NET ASSET VALUE PER SHARE
(Based on 223,841 shares outstanding at June 30, 1999)                                                          $          16.31
                                                                                                               =================

* Non-income producing security.
The accompanying notes are an integral part of this financial statement.


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)


                                     ASSETS
Investment in securities at market value (original
  cost $3,343,480 at June 30, 1999) (Note 1)                                                      $    3,640,263
Cash                                                                                                      39,496
Dividends and interest receivable                                                                            956
Receivable for securities sold                                                                           107,671
                                                                                                  ---------------
               Total assets                                                                       $    3,788,386
                                                                                                  ===============


                                  LIABILITIES

Accrued expenses                                                                                  $        6,542
Payable for securities purchased                                                                         130,425
                                                                                                  ---------------
               Total liabilities                                                                  $      136,967
                                                                                                  ===============

                                   NET ASSETS

Paid-in capital                                                                                   $    3,506,994
Accumulated undistributed net realized loss
  on sale of investments                                                                                (139,013)
Accumulated undistributed net investment loss                                                            (13,345)
Net unrealized gain on investments                                                                       296,783
                                                                                                  ---------------
               Net assets applicable to Fund shares outstanding                                        3,651,419
                                                                                                  ===============


Fund shares outstanding                                                                                  223,841
                                                                                                  ===============

Net Asset Value Per Share (net assets/share
  outstanding)                                                                                    $        16.31
                                                                                                  ===============


The accompanying notes are an integral part of this financial statement.


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)


INVESTMENT INCOME:
  Dividends                                                                                       $        2,955
  Interest                                                                                                 2,054
                                                                                                  ---------------
               Total investment income                                                                     5,009
                                                                                                  ---------------

EXPENSES:
  Management fee (Note 3)                                                                         $       15,022
  Filing fees                                                                                              5,696
  Auditing fees                                                                                            2,750
  Legal fees                                                                                               2,390
  Custody fees                                                                                               698
  Directors' attendance fees                                                                                 600
  Printing fees                                                                                              101
                                                                                                  ---------------
               Total expenses                                                                             27,257
                                                                                                  ---------------

  Less fees waived by adviser (Note 3)                                                                    (8,480)
                                                                                                  ---------------

               Net expenses                                                                               18,777
                                                                                                  ---------------

Net investment loss                                                                                      (13,768)
                                                                                                  ---------------

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:
  Proceeds from sale of securities                                                                       661,560
  Cost of securities sold                                                                               (800,572)
                                                                                                  ---------------
      Net realized loss on securities sold                                                              (139,012)
                                                                                                  ---------------

      Net change in unrealized gain on investments                                                       191,435
                                                                                                  ---------------

Net realized and unrealized gain on investments                                                           52,423
                                                                                                  ---------------

Net increase in net assets resulting from operations                                              $       38,655
                                                                                                  ===============


The accompanying notes are an integral part of this financial statement.


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND FOR THE PERIOD FROM
  DECEMBER 15, 1998 (DATE OF COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                                SIX MONTHS ENDED                   PERIOD ENDED
                                                                                    JUNE 30,                       DECEMBER 31,
FROM OPERATIONS:                                                                      1999                            1998
                                                                                ----------------                 ---------------
Net investment (loss)/income                                                    $        (13,768)                $           421
   Net realized (loss)/gain on securities sold                                          (139,012)                             --
   Net change in unrealized gain on investments                                          191,435                         105,349
                                                                                ----------------                 ---------------
        Increase in net assets resulting from operations                                  38,655                         105,770
                                                                                ----------------                 ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                                      --                              --
   Net realized gain on securities sold                                                       --                              --
                                                                                ----------------                 ---------------

        Decrease in net assets resulting from
        distributions to shareholders                                                         --                              --
                                                                                ----------------                 ---------------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                        2,230,073                       1,460,455
   Net asset value of shares issued to shareholders
        in reinvestment of net investment income and
        net realized gain on securities sold                                                  --                              --

   Payments for redemption of shares                                                    (183,534)                             --
                                                                                ----------------                 ---------------


        Increase in net assets resulting
        from shareholder transactions                                                  2,046,539                       1,460,455
                                                                                ----------------                 ---------------

Total increase in net assets                                                           2,085,194                       1,566,225

Net assets at beginning of the period                                                  1,566,225                              --
                                                                                ----------------                 ---------------

Net assets at end of period                                                     $      3,651,419                 $     1,566,225
                                                                                ================                 ===============






The accompanying notes are an integral part of these financial statements.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Small & Mid-Cap Growth Fund, Inc. (the Fund) was incorporated on September 15, 1998 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 15, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of small and mid-capitalization companies. The investment adviser paid all start up costs, and the Fund will not reimburse them.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $8,480 and $164 was required in 1999 and 1998.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)   PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 1999 and for the period from December 15, 1998 (date of commencement of operations) to December 31, 1998, investment transactions excluding short-term investments were as follows:

                                           1999                       1998
                                        ----------                  ----------
Purchases at cost                       $2,744,206                  $1,399,845
Sales                                      661,560                          --

(5)   CAPITAL SHARE TRANSACTIONS:

At June 30, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:
                                                Proceeds               Shares
                                            ------------------      ------------
Six months ended June 30, 1999
  Shares issued                             $        2,230,073          138,927
  Dividends and distributions reinvested                    --               --
  Shares redeemed                                     (183,534)         (11,766)
                                            ------------------          -------
     Net increase                           $        2,046,539          127,161
                                            ==================          =======

Period ended December 31, 1998
  Shares issued                             $        1,460,455           96,681
  Dividends and distributions reinvested                    --               --
  Shares redeemed                                           --               --
                                            ------------------          -------
     Net increase                           $        1,460,455           96,681
                                            ==================          =======

 (6)  UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:


                                            1999                    1998
                                      ---------------         --------------
Market value                          $     3,640,263         $    1,505,194
Original cost                               3,343,480             (1,399,845)
                                      ---------------         --------------
     Net unrealized appreciation      $       296,783         $      105,349
                                      ===============         ==============


As of June 30, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $369,397 and gross unrealized losses on investments in which cost exceeded market value totaled $72,614.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $125,365 and gross unrealized losses on investments in which cost exceeded market value totaled $20,016.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.


                                                Six months ended             Period Ended
                                                    June 30,                 December 31,
                                                      1999                     1998 (A)
                                                ------------------        -------------------

Net asset value, beginning of period               $       16.20             $        15.00
Income from investment operations:
      Net investment loss                                  (0.07)                         -
      Net realized and unrealized
        gain/(loss) on investments                          0.18                       1.20
                                                   -------------             --------------
            Total from investment operations                0.11                       1.20

Less Distributions:
   Dividend from investment
      income                                                   -                          -
   Distribution of net realized
      gain                                                     -                          -
                                                   -------------             --------------
            Total distributions                                -                          -

Net asset value, end of period                     $       16.31             $        16.20
                                                   =============             ==============
            Total return                                    0.68%                      8.00%
                                                   =============             ==============
Ratios/Supplemental Data:
   Net assets, end of period                       $   3,651,419             $    1,566,225
   Expenses to average
      net assets (B)                                        1.25%*                     1.25%*
   Investment income to
      average net assets (C)                                0.33%*                     1.01%*
   Portfolio turnover rate                                 44.84%*                     0.00%

  *  Annualized

(A)  From the date of commencement of operations (December 15, 1998).

(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.79% and 1.56%, for the periods ended June 30,1999, and December 31, 1998.

(C) Computed giving effect to investment adviser's expense limitation undertaking.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.

                                    DIRECTORS
James K. Ballinger                                   Harry A. Papp
Amy S. Clague                                        L. Roy Papp
Robert L. Mueller                                    Rosellen C. Papp
Carolyn P. O'Malley                                  Bruce C. Williams

                                    OFFICERS
Chairman - L. Roy Papp                               President - Harry A. Papp

                                 VICE PRESIDENTS
Victoria S. Cavallero                                Julie A. Hein
George D. Clark, Jr.                                 Robert L. Mueller
Jeffrey N. Edwards                                   Rosellen C. Papp
Robert L. Hawley                                     Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                            Founders Bank of Arizona
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.